Leases - Details of leases in the consolidated balance sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases
Total right-of-use assets	€ 945,240	€ 897,552	€ 795,657
Lease liabilities
Non-current	1,004,227	914,588
Current	107,101	102,356
Total lease liabilities	1,111,328	1,016,944
Land and Buildings
Leases
Total right-of-use assets	933,304	885,050
Machinery
Leases
Total right-of-use assets	3,718	3,017
Computer equipment
Leases
Total right-of-use assets	764	1,026
Vehicles
Leases
Total right-of-use assets	€ 7,454	€ 8,459